UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  May 31, 2014

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Oak Ridge Dividend Growth Fund
(Class A:  ORDAX)
(Class I:  ORDNX)

Oak Ridge Growth Opportunity Fund
 (Class A:  OGOAX)
(Class I:  OGOIX)

ANNUAL REPORT
May 31, 2014

Oak Ridge Dividend Growth Fund
OaK Ridge Growth Opportunity Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	1

Oak Ridge Dividend Growth Fund
Fund Commentary and Performance	3
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12

Oak Ridge Growth Opportunity Fund
Fund Commentary and Performance	14
Schedule of Investments	17
Statement of Assets and Liabilities	20
Statement of Operations	21
Statement of Changes in Net Assets	22
Financial Highlights	23

Notes to Financial Statements	25
Report of Independent Registered Public Accounting Firm	32
Supplemental Information	33
Expense Examples	35

This report and the financial statements contained herein are provided for the general information of the shareholders of the Oak Ridge Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

10 South LaSalle St. ∙ Suite 1900 ∙ Chicago, IL 60603 ∙ Phone (312) 857-1040 ∙ Fax (312) 857-1055

Dear Valued Client,

First and foremost we want to thank each client invested in the Oak Ridge Funds in this inaugural annual report.  Our firm is going through some exciting changes in 2014 with the repurchase of Pioneer Investments’ 49% stake in Oak Ridge, making Oak Ridge fully employee-owned.  We believe that the independence produced by the transaction will help further grow our business.

Over the past year, most US equity indices advanced to record highs and enjoyed double digit returns, and 2013 concluded the market’s best year since 1997.  Returns over the past year exceeded all credible forecasts while every sector participated.  Robust equity returns were driven by a steadily improving economy with decent corporate profit growth, coupled with a very accommodative Federal Reserve policy.

The first part of 2014 saw the induction of Janet Yellen as the Chair of the Federal Reserve.  Yellen has been widely watched, as fears the Fed may respond to a strengthening economy by raising interest rates sooner than anticipated.  Forecasts for an economic rebound remain mostly intact, supported by improved manufacturing data.  Employment has been steadily rising, but inflation seems to be persistently low, remaining below the Fed’s target of 2%.

Housing is an important component of the economy and the aggressive Fed rate actions, initiated during the crisis, reflect awareness of the Fed’s critical responsibility to aid the industry. Other big ticket items, such as autos, are doing very well as consumers have improved buying power and confidence.

Global markets have shrugged off hotbeds of conflict surrounding Russian nationalism and extreme cultural divisions throughout the Middle East. Optimism over many European economies has more to do with their central banks’ activities and a global lift, rather than a sign a permanent solution has been implemented to resolve their crises. In many instances emerging countries have not participated and are experiencing slowdowns, but represent potential strong long-term end markets.

The sheer size of China has made it a critical partner and consumer for products from more mature economies, but the infrastructure and culture also pose challenges to businesses establishing a presence in the country. Perhaps the greatest risk to a bullish market outlook is a development in any of these regions that derails global expansion. The U.S. remains the safe haven and our evolving energy independence has reduced relative risk in periods of crisis.

Looking out over the remainder of 2014 we expect consumer spending to help drive the continued economic recovery.  Growth seems poised to continue at a slow pace, balance sheets are strong and we believe companies should continue to return value to shareholders through stock buybacks and dividends.  Investors are confident that the economy will gradually improve, but likely at a pace that will not cause a dramatic increase in interest rates.

Our investment philosophy is focused on owning a diversified basket of strong operating companies, which are growing market share, profit margins, and cash flows, while maintaining a conservative balance sheet.  We feel well positioned for the current environment and very much believe the markets ahead will reward thoughtful, fundamentally driven strategies.

We appreciate your confidence, particularly as we enter a new and exciting time in our firm’s history. Rest assured, our entire organization realizes that our interests must continue to always be aligned with our clients and long term performance must meet our high standards.

10 South LaSalle St. ∙ Suite 1900 ∙ Chicago, IL 60603 ∙ Phone (312) 857-1040 ∙ Fax (312) 857-1055

Sincerely,

David Klaskin
Founder, CEO & Chief Investment Officer

The views in this letter were as of May 31, 2014 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Investment in equity securities involves substantial risks and may be subject to wide and sudden fluctuations in market value. Investing in mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies. International investments are subject to unique risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. In addition, changes in exchange rates and interest rates may adversely affect the value of the fund’s foreign investments. The fund is a newly organized series of an open-end investment company with a limited history of operations. Please see the prospectus for a more complete discussion of the fund’s risks.

10 South LaSalle St. ∙ Suite 1900 ∙ Chicago, IL 60603 ∙ Phone (312) 857-1040 ∙ Fax (312) 857-1055

Portfolio Management Discussion – 5/31/2014

Below is commentary formatted as a Q&A on the factors that influenced the performance of the Oak Ridge Dividend Growth Fund for the Fund’s initial 11-month period ending May 31, 2014.  The Fund’s inception date is June 28, 2013.

How did the Fund perform during its initial 11-month period ended May 31, 2014?

Oak Ridge Dividend Growth Fund’s Class A shares returned 16.73% at net asset value during the 11-month period ended May 31, 2014, while the Fund’s benchmark, the Standard & Poor’s 500 Index*, returned 22.09%.

What were the factors of the Fund’s positive, yet slightly lagging benchmark-relative performance during its initial 11-month period ending May 31, 2014?

The primary positive contributing factors to the Fund’s performance relative to the S&P 500 Index were strong stock selection in the Consumer Staples and Healthcare sectors.

With respect to the Fund’s positioning in the Consumer Staples sector, we were slightly above the benchmark’s weighting which proved to be a tailwind as it was one of the benchmark’s top performing sectors.  Specifically within Consumer Staples, portfolio holdings CVS Caremark and Mondelez International have been top contributors.  CVS’s industry leading clinical and health management programs have grown in the highly-relevant healthcare environment.  Mondelez continued to expand its product line in the snack and beverage segment.

In the Healthcare sector, where the Fund’s stock selection results added value to benchmark-relative returns, portfolio position Roche Holdings performed well due to increased sales in its pharmaceutical and therapeutic products.  Cardinal Health and Johnson & Johnson also performed well for the Fund during the period.

Which of your investment decisions detracted from the Fund’s performance during the 11-month period ended May 31, 2014?

Stock selection in the Energy and Telecommunication sectors detracted most from benchmark-relative returns during the period.  In the Energy sector, large integrated energy company Chevron Corp. detracted from performance due to limited supply growth and slightly weaker downstream (refining & distribution) growth.

In the Telecommunications space, the Fund’s returns were pressured by the Fund’s only holding in the sector, Verizon Communications.  While the benchmark sector returns were above 10%, Verizon returned less than 2% over the period.

The Fund’s cash position also detracted from benchmark-relative performance due to the positive returns of the benchmark over the period.  While we believe it is necessary both for managing cash flows and the Fund is in a position to take advantage of investment opportunities as they arise, even a small amount of cash can detract from relative performance.

10 South LaSalle St. ∙ Suite 1900 ∙ Chicago, IL 60603 ∙ Phone (312) 857-1040 ∙ Fax (312) 857-1055

Although Fund performance did not match the S&P Index returns, we are comfortable with our investment approach, as we believe the Fund’s current positioning provides a measure of downside protection for the portfolio.

What is your outlook?

Although the US stock market has produced outstanding returns over the past year, we believe that growth company valuations remained reasonable in relation to historical levels.  In addition, corporate balance sheets remained very strong, profit margins remained high, and the potential for dividend growth is attractive. An accommodative Federal Reserve monetary policy is a positive for a recovering economy as it appears we may be entering a period of steady, consistent growth with improving employment conditions and improved consumer spending patterns.  With these factors, we believe there is room for additional upside in selective companies with consistent dividends and attractive dividend growth prospects.

One aspect of our investment strategy that we believe stands out as having helped the Fund’s performance over time is our emphasis on seeking companies with strong, organic revenue growth that signals the potential to sustain dividends even during environments featuring tepid economic expansion. As markets gradually return to more normal conditions, we believe there could be an even greater opportunity for the Fund’s investment discipline to produce attractive results.

*
The Standard & Poor’s 500 Index is a market-cap weighted index that measures the performance of the 500 largest publicly listed companies, diversified across all sectors of the economy. An investor cannot directly invest in an index.

Oak Ridge Dividend Growth Fund
FUND PERFORMANCE at May 31, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class l shares, made at its inception, with a similar investment in the S&P 500® Index.  Results include the reinvestment of all dividends and capital gains.

The S&P 500® Index is a market weighted index composed of 500 large capitalization companies.  The index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not possible to invest in an index.

Total Returns as of May 31, 2014	3 Month	6 Month	Since Inception*
Before deducting maximum sales charge
Class A¹	4.41%	4.79%	16.73%
Class I²	4.44%	4.95%	17.94%
After deducting maximum sales charge
Class A¹	-1.60%	-1.24%	10.02%
S&P 500® Index	3.97%	7.62%	22.09%

*	Cumulative. Class A and Class I commenced operations on 6/28/13. Class A imposes higher expenses than that of Class I.

The performance date quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (855) 551-5521.

Gross and net expense ratios for Class A shares were 2.01% and 1.26% respectively, and for the Class I shares, were 1.76% and 1.01% respectively, which were the amounts stated in the current prospectus as of the date of this report.  The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.25%, and 1.00% of the average daily net assets of the Fund’s Class A and Class I shares, respectively.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual agreement is in effect until September 30, 2014.

¹
Maximum sales charge for Class A shares is 5.75%.  No initial sales charge applies to purchase of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of purchase.

²	Class I shares do not have any initial or contingent deferred sales charge.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014

Number of Shares		Value

	COMMON STOCKS – 95.7%
	COMMUNICATIONS – 3.6%
233	Verizon Communications, Inc.	$11,641

	CONSUMER DISCRETIONARY – 8.8%
125	Home Depot, Inc.	10,029
101	McDonald's Corp.	10,244
128	VF Corp.	8,067
		28,340
	CONSUMER STAPLES – 13.0%
162	CVS Caremark Corp.	12,688
66	Kraft Foods Group, Inc.	3,924
198	Mondelez International, Inc. - Class A	7,449
86	PepsiCo, Inc.	7,596
124	Procter & Gamble Co.	10,018
		41,675
	ENERGY – 7.5%
95	Chevron Corp.	11,665
124	Exxon Mobil Corp.	12,466
		24,131
	FINANCIALS – 14.4%
146	Aflac, Inc.	8,940
46	BlackRock, Inc.	14,025
134	CME Group, Inc.	9,648
249	JPMorgan Chase & Co.	13,837
		46,450
	HEALTH CARE – 11.8%
171	Cardinal Health, Inc.	12,078
141	Johnson & Johnson	14,306
312	Roche Holding A.G. - ADR1	11,509
		37,893
	INDUSTRIALS – 16.1%
118	Boeing Co.	15,959
143	Emerson Electric Co.	9,542
162	Illinois Tool Works, Inc.	14,021
107	United Technologies Corp.	12,436
		51,958
	MATERIALS – 2.7%
66	Praxair, Inc.	8,728

	TECHNOLOGY – 17.8%
27	Apple, Inc.	17,091

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
134	Automatic Data Processing, Inc.	$10,677
294	Intel Corp.	8,032
217	Microsoft Corp.	8,884
156	QUALCOMM, Inc.	12,550
		57,234
	TOTAL COMMON STOCKS (Cost $265,507)	308,050

	SHORT-TERM INVESTMENTS – 15.0%
48,191	Fidelity Institutional Government Portfolio, 0.01%2	48,191

	TOTAL SHORT-TERM INVESTMENTS (Cost $48,191)	48,191

	TOTAL INVESTMENTS – 110.7% (Cost $313,698)	356,241
	Liabilities in Excess of Other Assets – (10.7)%	(34,549)

	TOTAL NET ASSETS – 100.0%	$321,692

ADR – American Depository Receipt

1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
SUMMARY OF INVESTMENTS
As of May 31, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	17.8%
Industrials	16.1%
Financials	14.4%
Consumer Staples	13.0%
Health Care	11.8%
Consumer Discretionary	8.8%
Energy	7.5%
Communications	3.6%
Materials	2.7%
Total Common Stocks	95.7%
Short-Term Investments	15.0%
Total Investments	110.7%
Liabilities in Excess of Other Assets	(10.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2014

Assets:
Investments, at value (cost $313,698)	$356,241
Receivables:
Dividends and interest	760
Due from Advisor	2,907
Prepaid expenses	1,070
Prepaid offering costs	1,610
Total assets	362,588

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	267
Distribution fees - Class A (Note 6)	6
Auditing fees	16,801
Transfer agent fees and expenses	6,285
Fund accounting fees	6,130
Administration fees	4,866
Trustees' fees and expenses	1,741
Chief Compliance Officer fees	511
Custody fees	463
Accrued other expenses	3,826
Total liabilities	40,896

Net Assets	$321,692

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$278,156
Accumulated net investment income	706
Accumulated net realized gain on investments	287
Net unrealized appreciation on investments	42,543
Net Assets	$321,692

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$26,872
Shares of beneficial interest issued and outstanding	2,320
Redemption price*	$11.59
Maximum sales charge (5.75% of offering price)**	0.71
Maximum offering price to public	$12.30

Class I Shares:
Net assets applicable to shares outstanding	$294,820
Shares of beneficial interest issued and outstanding	25,289
Redemption price	$11.66

*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
STATEMENT OF OPERATIONS
For the Period June 28, 2013* through May 31, 2014

Investment Income:
Dividends	$6,542
Interest	2
Total investment income	6,544

Expenses:
Transfer agent fees and expenses	36,469
Administration fees	35,585
Fund accounting fees	32,771
Offering costs	25,460
Auditing fees	16,801
Legal fees	11,434
Custody fees	6,394
Chief Compliance Officer fees	5,579
Trustees' fees and expenses	4,540
Miscellaneous	3,121
Shareholder reporting fees	2,574
Advisory fees	2,000
Registration fees	1,014
Insurance fees	609
Shareholder servicing fees (Note 7)	267
Distribution fees - Class A (Note 6)	36

Total expenses	184,654
Advisory fees waived	(2,000)
Other expenses absorbed	(179,951)
Net expenses	2,703
Net investment income	3,841

Realized and Unrealized Gain on Investments:
Net realized gain on investments	287
Net change in unrealized appreciation/depreciation on investments	42,543
Net realized and unrealized gain on investments	42,830

Net Increase in Net Assets from Operations	$46,671

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period June 28, 2013* through May 31, 2014

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,841
Net realized gain on investments	287
Net change in unrealized appreciation/depreciation on investments	42,543
Net increase in net assets resulting from operations	46,671

Distributions to Shareholders:
From net investment income:
Class A	(183)
Class I	(3,145)
Total distributions to shareholders	(3,328)

Capital Transactions:
Net proceeds from shares sold:
Class A	25,010
Class I	250,010
Reinvestment of distributions:
Class A	184
Class I	3,145
Net increase in net assets from capital transactions	278,349

Total increase in net assets	321,692

Net Assets:
Beginning of period	-
End of period	$321,692

Accumulated net investment income	$706

Capital Share Transactions:
Shares sold:
Class A	2,303
Class I	25,001
Shares reinvested:
Class A	17
Class I	288
Net increase in capital share transactions	27,609

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.12
Net realized and unrealized gain on investments	1.55
Total from investment operations	1.67

Less Distributions:
From net investment income	(0.08)

Net asset value, end of period	$11.59

Total return2	16.73%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	69.20%	4
After fees waived and expenses absorbed	1.25%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(66.75)%	4
After fees waived and expenses absorbed	1.20%	4

Portfolio turnover rate	7%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.15
Net realized and unrealized gain on investments	1.64
Total from investment operations	1.79

Less Distributions:
From net investment income	(0.13)

Net asset value, end of period	$11.66

Total return2	17.94%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$295

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	68.95%	4
After fees waived and expenses absorbed	1.00%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(66.50)%	4
After fees waived and expenses absorbed	1.45%	4

Portfolio turnover rate	7%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

10 South LaSalle St. ∙ Suite 1900 ∙ Chicago, IL 60603 ∙ Phone (312) 857-1040 ∙ Fax (312) 857-1055

Portfolio Management Discussion – 5/31/2014

Below is commentary formatted as a Q&A on the factors that influenced the performance of the Oak Ridge Growth Opportunity Fund for the Fund’s initial 11-month period ending May 31, 2014.  The Fund’s inception date is June 28, 2013.

How did the Fund perform during its initial 11-month period ended May 31, 2014?

Oak Ridge Growth Opportunity Fund’s Class A shares returned 17.30% at net asset value during the 11-month period ended May 31, 2014, while the Fund’s benchmark, the Russell Midcap Growth Index* (the Russell Index), returned 22.22%.

What were the factors of the Fund’s positive, yet slightly lagging benchmark-relative performance during its initial 11-month period ending May 31, 2014?

The primary positive contributing factors to the Fund’s performance relative to the Russell Midcap Growth were strong stock selection in the Healthcare and Energy sectors.

With respect to the Fund’s positioning in the Healthcare sector, we were slightly above the benchmark’s weighting which proved to be a tailwind as it was one of the benchmark’s top performing sectors.  Specifically within Healthcare, portfolio holdings Akorn Inc. and NPS Pharmaceuticals were the top contributors.  Akorn Inc. continued to grow its product base with a number of recent generic FDA approvals and its acquisition of Hi-Tech Pharmacal.  NPS Pharmaceuticals, a biotechnology company, has seen tremendous growth in its lead product, Gattex, which is used in the treatment of adults with short bowel syndrome.

In the Energy sector, where the Fund’s stock selection results added value to benchmark-relative returns, the portfolio holdings that contributed most to performance were Concho Resources and Gulfport Energy.  Both exploration and production companies, Concho and Gulfport benefitted from expanded production growth in the Wolfcamp/Delaware basin and Utica shale region, respectively.

Which of your investment decisions detracted from the Fund’s performance during the 11-month period ended May 31, 2014?

Stock selection in the Consumer Discretionary and Industrial sectors detracted most from benchmark-relative returns during the period.  In the Consumer Discretionary sector, specialty retail holdings such as GNC Holdings, Sally Beauty and Dicks Sporting Goods detracted from performance.  These companies have experienced choppier sales partly due to a sluggish retail environment and inclement weather across the United States.

In the Industrials space, the Fund’s returns were pressured by company-specific issues such as Triumph Group which faced shorter-term problems with the build-out of the newer 747 aircraft components.  Beacon Roofing has faced broad industry headwinds but we believe a strong commercial backlog and inventory investment should bode well for the company.

The Fund’s cash position also detracted from benchmark-relative performance due to the positive returns of the benchmark over the period.  While we believe it is necessary both for managing cash flows and to allow the Fund to be in a position to take advantage of investment opportunities as they arise, even a small amount of cash can detract from relative performance.

10 South LaSalle St. ∙ Suite 1900 ∙ Chicago, IL 60603 ∙ Phone (312) 857-1040 ∙ Fax (312) 857-1055

Although Fund performance did not match the Russell Midcap Growth Index returns, we are comfortable with our investment approach, as we believe the Fund’s current positioning will attractively position our clients over the remainder of the year.

What is your outlook?

Although the US stock market has produced outstanding returns over the past year, we believe that growth company valuations remained reasonable in relation to historical levels.  In addition, corporate balance sheets remained very strong, profit margins remained high, and organic growth expectations are modest. An accommodative Federal Reserve monetary policy is a positive for a recovering economy as it appears we may be entering a period of steady, consistent growth with improving employment conditions and improved consumer spending patterns.  With these factors, we believe there is room for additional upside in selective companies with differentiated products and attractive growth prospects.

One aspect of our investment strategy that we believe stands out as having helped the Fund’s performance over time is our emphasis on seeking companies with strong, organic revenue growth that signals the potential to sustain earnings even during environments featuring tepid economic expansion. As markets gradually return to more normal conditions, we believe there could be an even greater opportunity for the Fund’s investment discipline to produce attractive results.

*
The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. An investor cannot directly invest in an index.

Oak Ridge Growth Opportunity Fund
FUND PERFORMANCE at May 31, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class l shares, made at its inception, with a similar investment in the Russell Mid-Cap Growth Index.  Results include the reinvestment of all dividends and capital gains.

The Russell Mid-Cap Growth Index measures the performance of those Russell Mid-Cap Index companies with higher price-to-book ratios and higher forecasted values.  The index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not possible to invest in an index.

Total Returns as of May 31, 2014	3 Month	6 Month	Since Inception*
Before deducting maximum sales charge
Class A¹	-2.33%	-0.09%	17.30%
Class I²	-2.26%	0.00%	17.00%
After deducting maximum sales charge
Class A¹	-7.93%	-5.86%	10.56%
Russell Mid-Cap Growth Index	-0.67%	6.57%	22.22%

*	Cumulative. Class A and Class I commenced operations on 6/28/13. Class A imposes higher expenses than that of Class I.

The performance date quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (855) 551-5521.

Gross and net expense ratios for Class A shares were 2.01% and 1.41% respectively, and for the Class I shares, were 1.76% and 1.16% respectively, which were the amounts stated in the current prospectus as of the date of this report.  The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.40%, and 1.15%, of the average daily net assets of the Fund’s Class A and Class I shares, respectively.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual agreement is in effect until September 30, 2014.

¹
Maximum sales charge for Class A shares is 5.75%.  No initial sales charge applies to purchase of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of purchase.

²	Class I shares do not have any initial or contingent deferred sales charge.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014

Number of Shares		Value

	COMMON STOCKS – 98.3%
	CONSUMER DISCRETIONARY – 27.5%
59	Dick's Sporting Goods, Inc.	$2,622
78	Dunkin' Brands Group, Inc.	3,491
76	GNC Holdings, Inc. - Class A	2,806
94	LKQ Corp.*	2,608
82	Marriott International, Inc. - Class A	5,053
41	Michael Kors Holdings Ltd.* 1	3,870
24	O'Reilly Automotive, Inc.*	3,551
17	Panera Bread Co. - Class A*	2,611
105	Penske Automotive Group, Inc.	4,885
40	Ross Stores, Inc.	2,738
131	Sally Beauty Holdings, Inc.*	3,356
39	Ulta Salon Cosmetics & Fragrance, Inc.*	3,311
		40,902
	CONSUMER STAPLES – 5.4%
54	Church & Dwight Co., Inc.	3,738
48	Hain Celestial Group, Inc.*	4,355
		8,093
	ENERGY – 6.3%
38	Concho Resources, Inc.*	5,008
70	Gulfport Energy Corp.*	4,307
		9,315
	FINANCIALS – 10.4%
25	Affiliated Managers Group, Inc.*	4,715
12	Alliance Data Systems Corp.*	3,073
83	Portfolio Recovery Associates, Inc.*	4,630
31	WEX, Inc.*	2,985
		15,403
	HEALTH CARE – 18.8%
196	Akorn, Inc.*	5,482
58	Globus Medical, Inc. - Class A*	1,402
85	Grifols S.A. - ADR1	3,538
46	InterMune, Inc.*	1,823
128	NPS Pharmaceuticals, Inc.*	3,985
14	Perrigo Co. PLC1	1,935
81	Premier, Inc. - Class A*	2,401
52	Sirona Dental Systems, Inc.*	3,911
32	Teleflex, Inc.	3,412
		27,889
	INDUSTRIALS – 22.7%
86	A.O. Smith Corp.	4,247
60	AMETEK, Inc.	3,185

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
67	Beacon Roofing Supply, Inc.*	$2,311
86	Fortune Brands Home & Security, Inc.	3,438
70	MasTec, Inc.*	2,520
82	Quanta Services, Inc.*	2,784
100	Robert Half International, Inc.	4,559
20	Roper Industries, Inc.	2,834
21	TransDigm Group, Inc.	3,963
38	Watsco, Inc.	3,824
		33,665
	TECHNOLOGY – 7.2%
38	Amphenol Corp. - Class A	3,641
55	Gartner, Inc.*	3,910
71	MAXIMUS, Inc.	3,172
		10,723
	TOTAL COMMON STOCKS (Cost $129,722)	145,990

	SHORT-TERM INVESTMENTS – 26.9%
40,036	Fidelity Institutional Government Portfolio, 0.01%2	40,036

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,036)	40,036

	TOTAL INVESTMENTS – 125.2% (Cost $169,758)	186,026
	Liabilities in Excess of Other Assets – (25.2)%	(37,389)

	TOTAL NET ASSETS – 100.0%	$148,637

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
SUMMARY OF INVESTMENTS
As of May 31, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	27.5%
Industrials	22.7%
Health Care	18.8%
Financials	10.4%
Technology	7.2%
Energy	6.3%
Consumer Staples	5.4%
Total Common Stocks	98.3%
Short-Term Investments	26.9%
Total Investments	125.2%
Liabilities in Excess of Other Assets	(25.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2014

Assets:
Investments, at value (cost $169,758)	$186,026
Receivables:
Dividends and interest	112
Due from Advisor	3,018
Prepaid expenses	569
Prepaid offering costs	1,609
Total assets	191,334

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	115
Distribution fees - Class A (Note 6)	7
Auditing fees	16,801
Transfer agent fees and expenses	6,853
Fund accounting fees	6,080
Administration fees	4,666
Chief Compliance Officer fees	1,811
Trustees' fees and expenses	1,341
Custody fees	578
Accrued other expenses	4,445
Total liabilities	42,697

Net Assets	$148,637

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$131,896
Accumulated net investment loss	(357)
Accumulated net realized gain on investments	830
Net unrealized appreciation on investments	16,268
Net Assets	$148,637

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$31,614
Shares of beneficial interest issued and outstanding	2,695
Redemption price*	$11.73
Maximum sales charge (5.75% of offering price)**	0.72
Maximum offering price to public	$12.45

Class I Shares:
Net assets applicable to shares outstanding	$117,023
Shares of beneficial interest issued and outstanding	10,001
Redemption price	$11.70

*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
STATEMENT OF OPERATIONS
For the Period June 28, 2013* through May 31, 2014

Investment Income:
Dividends	$671
Interest	2
Total investment income	673

Expenses:
Administration fees	35,385
Transfer agent fees and expenses	35,070
Fund accounting fees	32,971
Offering costs	25,460
Auditing fees	16,801
Legal fees	11,934
Chief Compliance Officer fees	6,879
Custody fees	6,094
Trustees' fees and expenses	4,140
Miscellaneous	3,121
Shareholder reporting fees	2,374
Insurance fees	1,109
Registration fees	1,014
Advisory fees	864
Shareholder servicing fees (Note 7)	115
Distribution fees - Class A (Note 6)	27

Total expenses	183,358
Advisory fees waived	(864)
Other expenses absorbed	(181,142)
Net expenses	1,352
Net investment loss	(679)

Realized and Unrealized Gain on Investments:
Net realized gain on investments	1,058
Net change in unrealized appreciation/depreciation on investments	16,268
Net realized and unrealized gain on investments	17,326

Net Increase in Net Assets from Operations	$16,647

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period June 28, 2013* through May 31, 2014

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(679)
Net realized gain on investments	1,058
Net change in unrealized appreciation/depreciation on investments	16,268
Net increase in net assets resulting from operations	16,647

Capital Transactions:
Net proceeds from shares sold:
Class A	53,980
Class I	100,010
Cost of shares redeemed:
Class A	(22,000)
Net increase in net assets from capital transactions	131,990

Total increase in net assets	148,637

Net Assets:
Beginning of period	-
End of period	$148,637

Accumulated net investment loss	$(357)

Capital Share Transactions:
Shares sold:
Class A	4,521
Class I	10,001
Shares redeemed:
Class A	(1,826)
Net increase in capital share transactions	12,696

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.09)
Net realized and unrealized gain on investments	1.82
Total from investment operations	1.73

Net asset value, end of period	$11.73

Total return2	17.30%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	158.82%	4
After fees waived and expenses absorbed	1.40%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(158.24)%	4
After fees waived and expenses absorbed	(0.82)%	4

Portfolio turnover rate	26%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.06)
Net realized and unrealized gain on investments	1.76
Total from investment operations	1.70

Net asset value, end of period	$11.70

Total return2	17.00%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$117

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	158.57%	4
After fees waived and expenses absorbed	1.15%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(157.99)%	4
After fees waived and expenses absorbed	(0.57)%	4

Portfolio turnover rate	26%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2014

Note 1 – Organization
Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) and Oak Ridge Growth Opportunity Fund (“Growth Opportunity” or “Growth Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The Growth Opportunity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Funds incurred offering costs of approximately $27,070 each, which are being amortized over a one-year period from June 28, 2013 (commencement of operations).

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period June 28, 2013 (commencement of operations) through May 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Oak Ridge Investments, LLC (the “Advisor”).  Under the terms of the Agreement, the Dividend Growth and Growth Opportunity Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Funds’ average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of average daily net assets of the Dividend Growth Fund’s Class A and Class I shares, respectively. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of average daily net assets of the Growth Opportunity Fund’s Class A and Class I shares, respectively.  These agreements are effective until September 30, 2014, and may be terminated by the Trust’s Board of Trustees.

For the period June 28, 2013 (commencement of operations) through May 31, 2014, the Advisor waived its advisory fees and absorbed other expenses totaling $181,951 and $182,006 for the Dividend Growth and Growth Opportunity Funds, respectively. The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At May 31, 2014, the amount of these potentially recoverable expenses was $181,952 and $182,006 for the Dividend Growth and Growth Opportunity Funds, respectively.  The Advisor may recapture all or a portion of these amounts no later than May 31, 2017.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the period June 28, 2013 (commencement of operations) through May 31, 2014, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the period June 28, 2013 (commencement of operations) through May 31, 2014, are reported on the Statement of Operations.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014

Note 4 – Federal Income Taxes
At May 31, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Dividend Growth	Growth Opportunity
Cost of investments	$313,698	$169,758

Gross unrealized appreciation	$43,250	$21,913
Gross unrealized depreciation	(707)	(5,645)
Net unrealized appreciation on investments	$42,543	$16,268

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period June 28, 2013 (commencement of operations) through May 31, 2014, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
	Paid in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
Dividend Growth	$(193)	$193	$ -
Growth Opportunity	$(94)	$322	$(228)

As of May 31, 2014, the components of accumulated earnings on a tax basis for the Funds were as follows:

	Dividend Growth	Growth Opportunity
Undistributed ordinary income	$993	$830
Undistributed long-term capital gains	-	-
Accumulated earnings	993	830

Accumulated capital and other losses	-	(357)
Unrealized appreciation (depreciation) on investments	42,543	16,268
Total accumulated earnings (deficit)	$43,536	$16,741

The tax character of the distributions paid during the fiscal year ended May 31, 2014, were as follows:

	Dividend Growth	Growth Opportunity
	2014	2014
Distributions paid from:
Ordinary Income	$3,328	$-
Net long-term capital gains	-	-
Total distributions paid	$3,328	$-

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014

As of May 31, 2014, the Growth Opportunity Fund had $357 of qualified late-year ordinary loss which are deferred until fiscal year 2015 for tax purposes.  Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Note 5 – Investment Transactions
For the period June 28, 2013 (commencement of operations) through May 31, 2014, for the Dividend Growth and Growth Opportunity Funds, purchases and sales of investments were as follows:

	Purchases	Sales
Dividend Growth	$284,558	$19,338
Growth Opportunity	158,038	29,046

Note 6 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the period June 28, 2013 (commencement of operations) through May 31, 2014 for the Dividend Growth and Growth Opportunity Funds, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period June 28, 2013 (commencement of operations) through May 31, 2014 for the Dividend Growth and Growth Opportunity Funds, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2014, in valuing the Funds’ assets carried at fair value:

Dividend Growth	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$308,050	$-	$-	$308,050
Short-Term Investments	48,191	-	-	48,191
Total	$356,241	$-	$-	$356,241

Growth Opportunity	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$145,990	$-	$-	$145,990
Short-Term Investments	40,036	-	-	40,036
Total	$186,026	$-	$-	$186,026

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

At a meeting of the Board of Trustees of Investment Managers Series Trust (the “Trust”) held on June 19, 2014, John P. Zader indicated that he would be retiring from UMB Fund Services, Inc. on June 27, 2014, and resigned as President of the Trust. The Board of Trustees appointed Maureen Quill, Chief Operating Officer of UMB Fund Services, Inc., as President of the Trust effective June 20, 2014.  Mr. Zader will continue as a Trustee of the Trust.

On June 2, 2014, the Advisor entered into a definitive agreement to repurchase its 49% interest from Pioneer Institutional Asset Management, Inc., an indirect subsidiary of UniCredit S.p.A., (the “Transaction”).  The investment objective, policies and strategies of the Funds will not change, and there will be no change to the Funds’ investment advisor, portfolio managers or day-to-day management upon the closing of the Transaction, which is expected to occur in October 2014.  The Funds’ advisory fees will remain the same after the Transaction.  Under the 1940 Act, the Transaction will result in an assignment and termination of the Advisor’s current advisory agreement with the Funds. In anticipation of the Transaction, the Board of Trustees of the Trust will consider the approval of a new advisory agreement between the Trust and Oak Ridge Investments, LLC with respect to the Funds (the “New Agreement”) at an in-person meeting in September 2014. If the New Agreement is approved by the Board of Trustees, shareholders of the Funds will be asked to approve the New Agreement at a shareholder meeting that will likely be held in the fourth quarter of 2014.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Oak Ridge Dividend Growth Fund and Oak Ridge Growth Opportunity Fund (the “Funds”), a series of Investment Managers Series Trust, including the schedule of investments, as of May 31, 2014, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period June 28, 2013 (commencement of operations) to May 31, 2014.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oak Ridge Dividend Growth Fund and Oak Ridge Growth Opportunity Fund as of May 31, 2014, and the results of their operations, the changes in their net assets, and their financial highlights for the period June 28, 2013 to May 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
July 28, 2014

Oak Ridge Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction

For the period ended May 31, 2014, 100% of the dividends to be paid from net investment income,  including short-term capital gains from the Dividend Growth Fund (if any), is designated as dividends received deduction available to corporate shareholders.

Qualified Dividend Income

For the period ended May 31, 2014, 100% of dividends to be paid from net investment income, including short-term capital gains from the Dividend Growth Fund  (if any), is designated as qualified dividend income.

Trustees and Officer Information

Additional information about the Trustees is included in each Fund’s Statement of Additional Information which is available, without charge, upon request by calling (855) 551-5521. The Trustees and officers of each Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Retired (2013-present). Executive Vice President, Client Management and Development, Access Data Corp., a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	73	None.
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	73	None.
William H. Young a (born 1950) Trustee	Since November 2007	Retired (2014-present). Independent financial services consultant (1996-2014); Interim CEO, Unified Fund Services (now Huntington Fund Services), a mutual fund service provider (2003-2006); Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus, NICSA, an investment management trade association (2012 – present).	73	None.
Interested Trustees:
John P. Zader a ‡ (born 1961) Trustee	Since November 2007	Retired (June 2014-present). CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant and co-administrator for the Fund, (2006-June 2014). President, Investment Managers Series Trust (December 2007-June 2014).	73	Investment Managers Series Trust II, a registered investment company.

Oak Ridge Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present).	73	Investment Managers Series Trust II, a registered investment company.
Officers of the Trust
Maureen Quill a (born 1963) President	Since June 2014	Chief Operating Officer (June 2014-present); Executive Vice-President, UMB Fund Services, Inc. (January 2007-June 2014). Vice-President, Investment Managers Series Trust (December 2013 – June 2014).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007	Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007).	N/A	N/A
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Martin Dziura b (born 1959) Chief Compliance Officer	Since June 2014	Cipperman Compliance Services (2010 – present); Chief Compliance Officer, Hanlon Investment Management (2009-2010).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 W. Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 500 Swedesford Road, Suite 104, Wayne, Pennsylvania 19087.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position as an officer of the Trust.
‡	Mr. Zader is being treated as an “interested person” of the Trust until July 1, 2016, by reason of his former position with UMB Fund Services, Inc.

Oak Ridge Funds
EXPENSE EXAMPLES
For the Six Months Ended May 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/13 to 5/31/14.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dividend Growth		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/1/13	5/31/14	12/1/13 – 5/31/14
Class A	Actual Performance	$1,000.00	$1,047.90	$6.38
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.70	6.29
Class I	Actual Performance	1,000.00	1,049.50	5.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.94	5.04

*
Expenses are equal to the Fund’s annualized expense ratios of 1.25% and 1.00% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period).  Assumes all dividends and distributions were reinvested.

Oak Ridge Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended May 31, 2014 (Unaudited)

Growth Opportunity		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/1/13	5/31/14	12/1/13 – 5/31/14
Class A	Actual Performance	$1,000.00	$999.10	$6.97
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.95	7.04
Class I	Actual Performance	1,000.00	1,000.00	5.73
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.20	5.79

*
Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period).  Assumes all dividends and distributions were reinvested.

Oak Ridge Dividend Growth Fund
Oak Ridge Growth Opportunity Fund
Each a series of the Investment Managers Series Trust

Advisor
Oak Ridge Investments, LLC
10 South LaSalle Street
Chicago, Illinois 60603

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Oak Ridge Dividend Growth Fund - Class A	ORDAX	46141P 727
Oak Ridge Dividend Growth Fund - Class I	ORDNX	46141P 719
Oak Ridge Growth Opportunity Fund - Class A	OGOAX	46141P 693
Oak Ridge Growth Opportunity Fund - Class I	OGOIX	46141P 685

Privacy Principles of the Oak Ridge Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Oak Ridge Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds  file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Oak Ridge Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (855) 551-5521

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-855-551-5521.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2014	FYE 5/31/2013
Audit Fees	$27,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$5,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2014	FYE 5/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 5/31/2014	FYE 5/31/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/8/2014